PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consolidated balance sheet
Cash and cash equivalents	$ 116,709	¥ 291,973	¥ 291,973		$ 116,709	¥ 800,997	¥ 291,973
Amounts due from related parties							608,291
Other receivables, net					103,072	707,404	251,649
Inventory					2,823	19,380	77,941
Prepaid expense and other current assets					60,805	417,314	249,769
Long-term investments					50,979	349,882	40,628
Property, equipment and software, net					29,035	199,271	156,625
Intangible assets, net					3,086	21,179	9,949
Goodwill					16,089	110,424	75,849
Total assets					1,070,840	7,349,390	5,298,913
Accounts payable					22,777	156,320	65,694
Other payables and accruals					174,452	1,197,300	927,389
Total liabilities					$ 725,280	¥ 4,977,747	5,059,894
Consolidated statement of income (loss)
Total revenues	483,075	3,315,449	1,951,372	¥ 824,501
Cost of revenues	(165,957)	(1,138,995)	(747,788)	(533,371)
Net loss	(224,136)	(1,538,285)	(2,747,798)	(1,392,926)
Consolidated statement of cashflows
Net cash generated from/(used in) operating activities	(332,400)	(2,281,333)	(1,834,243)	(661,210)
Net cash used in investing activities	(214,829)	(1,474,417)	(1,498,219)	9,341
Net cash (used in)/generated from financing activities	622,748	4,274,052	3,288,842	(133,001)
Net (decrease)/increase in cash and cash equivalents	74,167	509,024	(40,286)	(778,406)
Cash and cash equivalents at beginning of the year		291,973
Cash and cash equivalents at end of the year	$ 116,709	800,997	291,973
VIEs
PRINCIPAL ACCOUNTING POLICIES
Term of interest-free loan agreements					10 years	10 years
Registered capital						¥ 144,200	134,400
Consolidated balance sheet
Cash and cash equivalents		105,680	90,967	14,825		67,940	105,680
Amounts due from related parties						165,940	148,714
Accounts receivable						6,957	6,884
Other receivables, net						95,297	63,832
Inventory						2,120	71,248
Prepaid expense and other current assets						22,364	64,978
Long-term investments						27,427	25,421
Property, equipment and software, net						12,436	12,835
Intangible assets, net						17,295	2,703
Goodwill						38,246
Total assets						456,022	502,295
Accounts payable						7,379	4,864
Amounts due to related parties						914,109	727,917
Current portion of long-term borrowings						281
Deferred tax liability						3,725
Other payables and accruals						249,841	402,945
Total liabilities						¥ 1,175,335	¥ 1,135,726
Consolidated statement of income (loss)
Total revenues		416,578	244,830	103,830
Cost of revenues		(156,093)	(130,099)	(36,788)
Net loss		(85,882)	(603,030)	(9,253)
Consolidated statement of cashflows
Net cash generated from/(used in) operating activities		(51,713)	(584,072)	155,589
Net cash used in investing activities		(67,516)	(5,529)	(17,037)
Net cash (used in)/generated from financing activities		81,489	604,314	(62,410)
Net (decrease)/increase in cash and cash equivalents		(37,740)	14,713	76,142
Cash and cash equivalents at beginning of the year		105,680	90,967	14,825
Cash and cash equivalents at end of the year		¥ 67,940	¥ 105,680	¥ 90,967